Leases - Summary Of Components Of Lease Expense (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Leases [Abstract]
Operating lease costs	$ 642,822
Variable lease costs	2,732
Short-term lease costs	61,693
Total lease costs	$ 707,247